............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2001 Check here if Amendment [ ]; Amendment Number: ______________

                        This Amendment (Check only one.):
                          [_]   is a restatement.
                          [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Plaza Advisors LLC
Address:          40 West 57th Street
                  New York, NY 10019

Form 13F File Number:  28-06227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Hal Goldstein
Title:             Vice President

Signature, Place, and Date of Signing:

/S/ HAL GOLDSTEIN
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

May 15, 2001
-----------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         10

Form 13F Information Table Value Total:

         $ 72,182 (thousands)

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                    NONE



                                                         Plaza Advisors LLC
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer Title     CUSIP     Value (x  Shrs or   SH/PRN Put/Call  Investment Discretion      Other        Voting Authority
-------------- -----     -----     --------  -------   ------ --------  ---------------------      -----        ----------------
               of Class             $1000)   prn amt                    Sole    Shared   None     Managers     Sole    Shared   None
               -------              ------   -------                    ----    ------   ----     --------     ----    ------   ----

------------------------------------------------------------------------------------------------------------------------------------
CADIZ INC       COM      127537108   2,758    277,500   SH              SOLE                                   277,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COVANTA ENERGY
CORP
                COM      22281N103   4,882    290,600   SH              SOLE                                   290,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENDOREX CORP    COM NEW  29264N307     424    476,758   SH              SOLE                                   476,758
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOREST OIL
CORP            COM PAR  346091705     364     12,180   SH              SOLE                                    12,180
                $0.01
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO
INC             COM      38821G101     844     49,087   SH              SOLE                                    49,087
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS
INC             COM      45245W109  42,636   1,284,700  SH              SOLE                                 1,284,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MARVEL ENTER-
PRISES INC      COM      57383M108     154      81,031  SH              SOLE                                    81,031
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NEOSE TECH-
NOLOGIES INC    COM      640522108  17,475     713,285  SH              SOLE                                   713,285
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PACKAGED ICE
INC             COM      695148106     223     131,200  SH              SOLE                                   131,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD
INT'L INC       COM      947074100   2,422      49,087  SH              SOLE                                    49,087
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY:  10 DATA RECORDS            72,182      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED